Notes Payables - Schedule of Notes Payables (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Notes Payables [Line Items]
Notes payable		$ 12,176	$ 14,907	$ 10,524	$ 8,471
Industrial Bank Fuzhou Branch [Member] | Bankers Acceptance [Member]
Schedule of Notes Payables [Line Items]
Notes payable			6,955
Industrial Bank Fuzhou Branch [Member] | Letter of Credit [Member]
Schedule of Notes Payables [Line Items]
Notes payable	[1]	3,772	3,756
China Minsheng Bank Fuzhou Branch [Member] | Commercial Paper [Member]
Schedule of Notes Payables [Line Items]
Notes payable		$ 8,404	$ 4,196

[1]	On September 30, 2024 and October 31, 2024, Industrial Bank Fuzhou Branch issued letter of credits approximately $1.8 million (RMB13.0 million) and approximately $2.0 million (RMB14.0 million) to the Company with due date of September 27, 2025 and September 30, 2025. These letters of credit were drawn down from Industrial Bank Fuzhou Branch’s credit line.